Short Term Bank Loans - Additional Information (Detail) $ in Thousands, ¥ in Millions	1 Months Ended				6 Months Ended		8 Months Ended
	Jul. 31, 2024 CNY (¥)	Jul. 31, 2024 USD ($)	May 31, 2024 CNY (¥)	May 31, 2024 USD ($)	May 31, 2024 CNY (¥)	May 31, 2024 USD ($)	Jul. 31, 2024 CNY (¥)	Jul. 31, 2024 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Jun. 30, 2024	Nov. 30, 2023 CNY (¥)	Nov. 30, 2023 USD ($)
Disclosure of detailed information about borrowings [line items]
Outstanding loans									$ 0	$ 0
Line Of Credit
Disclosure of detailed information about borrowings [line items]
Short term bank loans												¥ 80	$ 11,200
Line Of Credit 1
Disclosure of detailed information about borrowings [line items]
Short term bank loans												¥ 50	$ 7,000
Drew down Amount							¥ 20	$ 2,800
Interest Rate												3.70%	3.70%
Line Of Credit 2
Disclosure of detailed information about borrowings [line items]
Short term bank loans												¥ 30	$ 4,200
Drew down Amount					¥ 10	$ 1,400
Interest Rate												3.20%	3.20%
First Bank Loan
Disclosure of detailed information about borrowings [line items]
Loans paid off	¥ 20	$ 2,800
Second Bank Loan
Disclosure of detailed information about borrowings [line items]
Loans paid off	5	700	¥ 10	$ 1,400
Additional drew down amount	¥ 5	$ 700
Interest Rate											3.20%